Allowance for expected credit losses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of impairment allowances
The Group’s total allowances for expected credit losses were as follows:

	Allowance for expected credit losses
At 30 June 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	12	–	–	–	12
Loans and advances to customers	778	1,781	1,903	275	4,737
Debt securities	6	3	2	–	11
Financial assets at amortised cost	796	1,784	1,905	275	4,760
Other assets	–	–	35	–	35
Provisions in relation to loan commitments and financial guarantees	135	184	3	–	322
Total	931	1,968	1,943	275	5,117
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	–	–	–	7

At 31 December 2022
In respect of:
Loans and advances to banks	13	2	–	–	15
Loans and advances to customers	700	1,808	1,757	253	4,518
Debt securities	8	–	1	–	9
Financial assets at amortised cost	721	1,810	1,758	253	4,542
Other assets	–	–	38	–	38
Provisions in relation to loan commitments and financial guarantees	134	185	4	–	323
Total	855	1,995	1,800	253	4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9

Disclosure of generation of multiple economic assumptions by quarter and by year

At 30 June 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %

Upside
Gross domestic product	0.8	1.6	0.9	1.5	2.0	1.3
Unemployment rate	3.3	2.7	3.0	3.4	3.3	3.1
House price growth	(3.3)	2.4	7.8	7.5	7.3	4.3
Commercial real estate price growth	2.3	6.5	1.8	2.4	3.8	3.4
UK Bank Rate	5.39	7.00	6.57	5.76	5.63	6.07
CPI inflation	7.9	4.2	3.7	3.3	3.3	4.5

Base case
Gross domestic product	0.2	0.3	0.7	1.5	2.1	0.9
Unemployment rate	4.1	4.7	5.2	5.3	5.0	4.9
House price growth	(5.4)	(3.2)	0.8	2.8	4.8	(0.1)
Commercial real estate price growth	(3.9)	(0.2)	(0.3)	1.2	3.8	0.1
UK Bank Rate	5.06	5.44	4.63	3.69	3.50	4.46
CPI inflation	7.9	4.0	3.0	2.2	2.0	3.8

Downside
Gross domestic product	(0.6)	(1.5)	0.4	1.4	2.1	0.4
Unemployment rate	4.9	7.1	7.7	7.6	7.1	6.9
House price growth	(6.9)	(8.2)	(6.3)	(2.5)	2.2	(4.4)
Commercial real estate price growth	(9.2)	(7.0)	(3.7)	(1.4)	2.2	(3.9)
UK Bank Rate	4.73	3.67	2.37	1.30	1.04	2.62
CPI inflation	7.9	3.8	2.3	0.9	0.4	3.1

Severe downside
Gross domestic product	(1.5)	(2.8)	0.3	1.2	1.8	(0.2)
Unemployment rate	6.1	9.8	10.4	10.1	9.5	9.2
House price growth	(9.3)	(14.6)	(14.3)	(9.1)	(1.8)	(9.9)
Commercial real estate price growth	(17.5)	(16.5)	(9.0)	(6.1)	(0.4)	(10.1)
UK Bank Rate – modelled	4.26	1.73	0.48	0.08	0.04	1.32
UK Bank Rate – adjusted[1]	5.69	7.00	4.94	3.88	3.50	5.00
CPI inflation – modelled	7.9	3.5	1.4	(0.5)	(1.3)	2.2
CPI inflation – adjusted[1]	9.8	7.4	5.5	4.2	3.9	6.2

Probability-weighted
Gross domestic product	0.0	(0.2)	0.6	1.4	2.0	0.8
Unemployment rate	4.3	5.3	5.8	5.9	5.5	5.4
House price growth	(5.6)	(4.1)	(0.7)	1.4	4.1	(1.1)
Commercial real estate price growth	(5.0)	(1.9)	(1.5)	0.1	2.9	(1.1)
UK Bank Rate – modelled	4.98	5.00	4.12	3.23	3.05	4.08
UK Bank Rate – adjusted[1]	5.12	5.53	4.56	3.61	3.40	4.45
CPI inflation – modelled	7.9	4.0	2.8	1.9	1.6	3.6
CPI inflation – adjusted[1]	8.1	4.3	3.2	2.3	2.1	4.0
[1]    The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks are the principal concern.

At 31 December 2022	2022%	2023%	2024%	2025%	2026%	2022 to 2026 average %

Upside
Gross domestic product	4.1	0.1	1.1	1.7	2.1	1.8
Unemployment rate	3.5	2.8	3.0	3.3	3.4	3.2
House price growth	2.4	(2.8)	6.5	9.0	8.0	4.5
Commercial real estate price growth	(9.4)	8.5	3.5	2.6	2.3	1.3
UK Bank Rate	1.94	4.95	4.98	4.63	4.58	4.22
CPI inflation	9.0	8.3	4.2	3.3	3.0	5.5

Base case
Gross domestic product	4.0	(1.2)	0.5	1.6	2.1	1.4
Unemployment rate	3.7	4.5	5.1	5.3	5.1	4.8
House price growth	2.0	(6.9)	(1.2)	2.9	4.4	0.2
Commercial real estate price growth	(11.8)	(3.3)	0.9	2.8	3.1	(1.8)
UK Bank Rate	1.94	4.00	3.38	3.00	3.00	3.06
CPI inflation	9.0	8.3	3.7	2.3	1.7	5.0

Downside
Gross domestic product	3.9	(3.0)	(0.5)	1.4	2.1	0.8
Unemployment rate	3.8	6.3	7.5	7.6	7.2	6.5
House price growth	1.6	(11.1)	(9.8)	(5.6)	(1.5)	(5.4)
Commercial real estate price growth	(13.9)	(15.0)	(3.7)	0.4	1.4	(6.4)
UK Bank Rate	1.94	2.93	1.39	0.98	1.04	1.65
CPI inflation	9.0	8.2	3.3	1.3	0.3	4.4

Severe downside
Gross domestic product	3.7	(5.2)	(1.0)	1.3	2.1	0.1
Unemployment rate	4.1	9.0	10.7	10.4	9.7	8.8
House price growth	1.1	(14.8)	(18.0)	(11.5)	(4.2)	(9.8)
Commercial real estate price growth	(17.3)	(28.8)	(9.9)	(1.3)	3.2	(11.6)
UK Bank Rate – modelled	1.94	1.41	0.20	0.13	0.14	0.76
UK Bank Rate – adjusted[1]	2.44	7.00	4.88	3.31	3.25	4.18
CPI inflation – modelled	9.0	8.2	2.6	(0.1)	(1.6)	3.6
CPI inflation – adjusted[1]	9.7	14.3	9.0	4.1	1.6	7.7

Probability-weighted
Gross domestic product	4.0	(1.8)	0.2	1.5	2.1	1.2
Unemployment rate	3.7	5.0	5.8	5.9	5.7	5.2
House price growth	1.9	(7.7)	(3.2)	0.7	2.9	(1.2)
Commercial real estate price growth	(12.3)	(5.8)	(0.8)	1.6	2.3	(3.1)
UK Bank Rate – modelled	1.94	3.70	2.94	2.59	2.60	2.76
UK Bank Rate – adjusted[1]	1.99	4.26	3.41	2.91	2.91	3.10
CPI inflation – modelled	9.0	8.3	3.6	2.1	1.4	4.9
CPI inflation – adjusted[1]	9.1	8.9	4.3	2.5	1.7	5.3
[1]    The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks are the principal concern.
Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%

Gross domestic product	0.1	(0.1)	0.1	(0.1)	0.1	0.1	0.1	0.2
Unemployment rate	3.9	4.0	4.2	4.4	4.5	4.7	4.8	4.9
House price growth	1.6	(2.5)	(6.4)	(5.4)	(9.1)	(9.5)	(6.2)	(3.2)
Commercial real estate price growth	(18.8)	(21.4)	(17.9)	(3.9)	(3.5)	(3.5)	(2.0)	(0.2)
UK Bank Rate	4.25	5.00	5.50	5.50	5.50	5.50	5.50	5.25
CPI inflation	10.2	8.7	7.3	5.3	4.8	3.6	3.8	3.7

At 31 December 2022	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%

Gross domestic product	0.6	0.1	(0.3)	(0.4)	(0.4)	(0.4)	(0.2)	(0.1)
Unemployment rate	3.7	3.8	3.6	3.7	4.0	4.4	4.7	4.9
House price growth	11.1	12.5	9.8	2.0	(3.0)	(8.4)	(9.8)	(6.9)
Commercial real estate price growth	18.0	18.0	8.4	(11.8)	(16.9)	(19.8)	(15.9)	(3.3)
UK Bank Rate	0.75	1.25	2.25	3.50	4.00	4.00	4.00	4.00
CPI inflation	6.2	9.2	10.0	10.7	10.0	8.9	8.0	6.1

Disclosure of ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths. The stage allocation for an asset is based on the overall scenario probability-weighted PD and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is typically held constant reflecting the basis on which they are evaluated. However, post-model adjustments in Commercial Banking have been apportioned across the scenarios to better reflect the sensitivity of these adjustments to each scenario. Judgements applied through changes to model inputs are reflected in the scenario ECL sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £692 million for 30 June 2023 and 31 December 2022.

At 30 June 2023	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	1,331	544	878	1,502	4,535
Credit cards	769	606	731	842	1,155
Other Retail	1,030	921	1,005	1,075	1,294
Commercial Banking	1,943	1,573	1,767	2,124	3,041
Other	44	44	44	45	45
ECL allowance	5,117	3,688	4,425	5,588	10,070

At 31 December 2022
UK mortgages	1,209	514	790	1,434	3,874
Credit cards	763	596	727	828	1,180
Other Retail	1,016	907	992	1,056	1,290
Commercial Banking	1,869	1,459	1,656	2,027	3,261
Other	46	46	46	47	47
ECL allowance	4,903	3,522	4,211	5,392	9,652
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. An immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime PDs.

	At 30 June 2023		At 31 December 2022
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	35	(21)	26	(21)
Credit cards	39	(39)	41	(41)
Other Retail	24	(24)	25	(25)
Commercial Banking	88	(83)	100	(91)
ECL impact	186	(167)	192	(178)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario.

	At 30 June 2023		At 31 December 2022
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI

ECL impact, £m	(226)	366	(225)	370
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.

			Judgements due to:
At 30 June 2023	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other[1] £m	Total ECL £m

UK mortgages	1,082	–	86	163	1,331
Credit cards	718	–	100	(49)	769
Other Retail	945	–	56	29	1,030
Commercial Banking	983	1,100	–	(140)	1,943
Other	44	–	–	–	44
Total	3,772	1,100	242	3	5,117

At 31 December 2022
UK mortgages	946	–	49	214	1,209
Credit cards	698	–	93	(28)	763
Other Retail	903	–	53	60	1,016
Commercial Banking	972	1,008	–	(111)	1,869
Other	46	–	–	–	46
Total	3,565	1,008	195	135	4,903
[1]    2022 includes £1 million which was previously reported within judgements due to COVID-19.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)